COMMON STOCK	12 Months Ended
Dec. 26, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
COMMON STOCK
COMMON STOCK

In April 2002, our shareholders approved the 2002 Employee Stock Purchase Plan ("Stock Purchase Plan") to succeed the Employee Stock Purchase Plan originally approved in 1994.  In April 2008, our shareholders authorized additional shares to be allocated to the Stock Purchase Plan and extended the term of the Stock Purchase Plan to 2018.  The plan allows eligible employees to purchase shares of our stock at a share price equal to 85% of fair market value on the purchase date.  We have expensed the fair value of the compensation associated with these awards, which approximates the discount.  The amount of expense is nominal.

In April 1994, our shareholders approved the Directors’ Retainer Stock Plan ("Stock Retainer Plan").  In April 2007, our shareholders authorized additional shares to be issued pursuant to this plan.  The Stock Retainer Plan allows eligible members of the Board of Directors to defer their retainer fees and receive shares of our stock at the time of their retirement, disability or death.  The number of shares to be received is equal to the amount of the retainer fee deferred multiplied by 110%, divided by the fair market value of a share of our stock at the time of deferral. The number of shares is increased by the amount of dividends paid on the Company’s common stock.  We recognized expense for this plan of $0.6 million in 2015, $0.6 million in 2014, and $0.4 million in 2013.

On April 15, 2010, our shareholders approved an amended and restated Long Term Stock Incentive Plan (the "LTSIP”). The LTSIP reserves 1,000,000 shares, plus a balance of unused shares from prior plans of approximately 1.6 million shares, plus an annual increase of no more than 200,000 shares per year which may be added on the dates of our annual shareholder meetings.  The LTSIP provides for the grant of stock options,  stock appreciation rights, restricted stock, performance shares and other stock-based awards.

A summary of the transactions under the stock option plans is as follows:

	Stock Under Option	Weighted-Average Exercise Price Per Share	Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 29, 2012	110,106	30.13	1.64	845,915
Exercised	(77,632)	29.49		1,221,004
Forfeited or expired	—	—
Outstanding at December 28, 2013	32,474	31.65	1.55	661,674
Exercised	(8,737)	30.64		163,830
Forfeited or expired	—	—		—
Outstanding at December 27, 2014	23,737	32.03	1.00	493,304
Exercised	(23,737)	30.64		559,510
Forfeited or expired	—	—		—
Outstanding at December 26, 2015	—	—	0.00	—
Vested or expected to vest at December 26, 2015	—	—
Exercisable at December 26, 2015	—	$—	0.00	$—

There is no unrecognized compensation expense remaining for stock options in 2015 and 2014 and the amounts are nominal in 2013.

A summary of the nonvested restricted stock awards granted under the LTSIP is as follows:

	Restricted Awards	Weighted-Average Grant Date Fair Value	Unrecognized Compensation Expense (in millions)	Weighted- Average Period to Recognize Expense
Nonvested at December 29, 2012	186,609	32.22	3.2	2.68 years
Granted	36,481	40.58
Vested	(9,955)	40.58
Forfeited	(6,715)	31.96
Nonvested at December 28, 2013	206,420	32.52	2.9	2.00 years
Granted	62,555	55.30
Vested	(9,446)	55.30
Forfeited	(2,443)	36.13
Nonvested at December 27, 2014	257,086	36.39	1.7	1.81 years
Granted	76,321	54.01
Vested	(121,642)	38.61
Forfeited	(3,849)	48.85
Nonvested at December 26, 2015	207,916	$40.97	$5.2	2.53 years

Under the Stock Purchase Plan and LTSIP, we recognized share-based compensation expense of $1.8 million, $1.9 million, and $1.9 million and the related total income tax benefits of $0.9 million, $0.9 million, and $0.4 million in 2015, 2014 and 2013, respectively.

In 2015, 2014 and 2013, cash received from option exercises and share issuances under our plans was $1.1 million, $0.5 million and $2.1 million, respectively.  The actual tax benefit realized in 2015, 2014 and 2013 for the tax deductions from option exercises totaled $0.4 million, $0.3 million and $0.3 million, respectively.

On November 14, 2001, the Board of Directors approved a share repurchase program (which succeeded a previous program) allowing us to repurchase up to 2.5 million shares of our common stock.  On October 14, 2010, our Board authorized an additional 2 million shares to be repurchased under our share repurchase program.  We repurchased 105,012 and 13,613 shares under this program in 2014 and 2015, respectively.  As of December 26, 2015, the cumulative total authorized shares available for repurchase is approximately 2.9 million shares.